Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of income tax [Abstract]
Major Components Of Tax Expense (Income)
The following table represents the major components of income tax expense recognized in net earnings for the years ended December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Current income tax expense	$52.7	$10.7
Deferred income tax expense	31.0	54.6
Income tax expense recognized in net earnings	$83.7	$65.3

Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates And Average Effective Tax Rate
The statutory tax rate for 2023 was 25.0% (2022 – 25.0%). The following table reconciles the expected income tax expense at the Canadian combined statutory income tax rate to the amounts recognized in net earnings for the years ended December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Earnings before income taxes	$293.7	$102.4
Statutory tax rate	25.0%	25.0%
Expected income tax expense based on above rates	$73.4	$25.6
Effect of higher tax rates in foreign jurisdictions	3.9	(3.9)
Non-deductible expenses	5.0	4.3
Impact of local mining taxes	19.6	14.7
Impact of foreign exchange	(16.3)	19.4
Impact of renouncement of flow through share expenditures	—	2.1
Withholding tax	1.5	1.6
Change in unrecognized temporary differences	2.5	3.3
Other	(5.9)	(1.8)
Income tax expense	$83.7	$65.3

Schedule of Change in Deferred Income Tax Liability
The following table reflects the change in net deferred income tax liability at December 31, 2023 and December 31, 2022:

	December 31, 2023	December 31, 2022
Balance, beginning of year	$660.9	$623.2
Deferred income tax expense recognized in net earnings	31.0	54.6
Deferred income tax (recovery) expense recognized in OCI	2.7	(1.0)
Deferred tax liability derecognized on sale of Esperanza Project	—	(15.9)
Balance, end of year	$694.6	$660.9

Schedule of Deferred Tax Assets and Liabilities
The following summarizes the components of deferred income tax at December 31, 2023 and December 31, 2022:

	December 31, 2023	December 31, 2022
Mineral property, plant and equipment	$735.3	$683.0
Inventory capitalization	5.1	12.2
Other deductible temporary differences	(41.1)	(34.2)
Non-capital losses carried forward	(4.7)	(0.1)
Deferred income tax liability	$694.6	$660.9